S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 17, 2025 USD ($) $ / shares shares
Black Spade Sponsor LLC III | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Black Spade Sponsor LLC III | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,550,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,275,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.5
Black Spade Sponsor LLC III | Loans
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Up to $250,000 of loans made to us to cover offering related and organizational expenses
Sponsor Compensation Amount	$ 250,000
Black Spade Sponsor LLC III or its respective affiliates | Working capital loans
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination. Up to $3,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $0.50 per warrant
Sponsor Compensation Amount	$ 3,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.5
Black Spade Sponsor LLC III, officers, directors, or their respective affiliates | Consulting, success or finder fees to our officers, independent directors
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account